Commitments and Contingencies - Commitments to Purchase Goods or Services and for Future License and Royalty Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Purchase Commitments
2023	$ 49,311
2024	32,559
2025	22,362
2026	11,296
2027	11,508
Thereafter	211
Total	127,247
License & Royalty Commitments
2023	3,804
2024	2,075
2025	1,718
2026	1,133
2027	1,170
Thereafter	8,641
Total	$ 18,541